Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Alpha Architect ETF Trust
Central Index Key	0001592900
Amendment Flag	false
Document Creation Date	Apr. 26, 2017
Document Effective Date	Apr. 26, 2017
Prospectus Date	Apr. 26, 2017
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Prospectus:
Trading Symbol	VMOT